Critical accounting judgment and key sources of estimation and uncertainty	12 Months Ended
Dec. 31, 2020
Critical accounting judgment and key sources of estimation and uncertainty
Critical accounting judgment and key sources of estimation and uncertainty

5. Critical accounting judgment and key sources of estimation and uncertainty

In the process of applying the Company’s accounting policies, Management is required to make judgments, estimates and assumptions about the carrying amounts of assets and liabilities that are not readily apparent from other sources. These estimates and associated assumptions are based on the knowledge available as of the preparation date of the financial statements and historical experiences as well as other factors that are considered to be relevant. The estimates and underlying assumptions are reviewed on an ongoing basis.

Developments outside management’s control may cause actual amounts to differ from the original estimates. In that case, the underlying assumptions and, if necessary, the carrying amounts of the pertinent assets and liabilities are adjusted accordingly. Revisions to accounting estimates are recognized in the period in which the estimate is revised, if the revision affects only that period, or in the period of the revision and future periods, if the revision affects both current and future periods.

The assumptions and estimates refer primarily to the assessment of the Company of the ability to continue as a going concern (see further discussion in Note 2), recognition of revenue, and the consideration of the renewal options of the lease contracts in determining the appropriate lease terms.

The key assumptions concerning the future and other key sources of estimation uncertainty at the end of the reporting period, that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next fiscal year are discussed below.

Revenue recognition

Revenue is measured based on the consideration specified in a contract with a customer. The Group recognizes revenue when it transfers control over a good or service to a customer.

Revenue on the sale of new or refurbished 3D printers is recognized at the point in time after completed installation of 3D printers at the customer site and evidenced through final acceptance by the customer. Customers obtain control of the 3D printers when the customers have accepted the assets.

The Company recognizes revenue on the maintenance contracts for 3D printers by applying the input method to measure the progress that depicts the transfer of control of the goods or services to the customer toward complete satisfaction of a performance obligation over time. The determination of the expected number of service visits and goods to be provided under a contract require significant judgment and have been estimated by the Company’s service department based on historical experience.

Recognition of derivative financial instruments

As described in Notes 12 and 19 to the consolidated financial statements, the Company has recognized embedded derivative financial assets amounting to kEUR 2,367 and embedded derivative financial liabilities amounting to kEUR 808 (collectively, the embedded derivative financial instruments), which are presented as current assets and liabilities, respectively. The embedded derivative financial instruments, which are embedded in Tranche A and B1 of the loan granted in Euros by the EIB, are required to be bifurcated and accounted for separate from the host contract because their value is dependent on the share price of the Company, which is not clearly and closely related to the host contract. The embedded derivative financial instruments are revalued at each balance sheet date, with changes in their fair value recorded within financial result of the consolidated statements of comprehensive loss. The fair value of the embedded derivative financial instruments, which are not traded in an active market, is determined by management using valuation techniques which are dependent on inputs such as share prices, share volume, discount rates and foreign currency exchange rates. Finance income (Tranche A) and expense (Tranche B1) resulting from the revaluations described above amounted to kEUR 93 and kEUR 808, respectively, for the year ended December 31, 2020.

Lease term as a lessee

The Company leases certain property leases which contain extension options exercisable by the Company after the end of the non-cancellable contract period. The extension options held are exercisable only by the Company and not by the lessors. The Company assesses at lease commencement date whether it is reasonably certain to exercise the extension options. The Company reassesses whether it is reasonably certain to exercise the options if there is a significant event or significant changes in circumstances within its control.